Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 28, 2012
Prospectus

Strategic Advisers Small-Mid Cap Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

At a meeting held on December 6, 2012, the Board of Trustees approved the appointment of Kennedy Capital Management, Inc. (Kennedy Capital) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital, Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 6.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

The following information supplements existing information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Donald Cobin, CFA (portfolio manager) and Christian McDonald, CFA (assistant portfolio manager) have co-managed Kennedy Capital's portion of the fund's assets since December 2012.

The following information supplements existing information found in the "Fund Management" section on page 25.

Kennedy Capital, at 10829 Olive Boulevard, Suite 100, St. Louis, MO 63141, has been retained to serve as a sub-adviser for the fund. As of September 30, 2012, Kennedy Capital had approximately $4.2 billion in discretionary assets under management. Kennedy Capital provides investment advisory services for the fund.

AMM-12-04  December 18, 2012
1.936609.103

The following information supplements the biographical information found in the "Fund Management" section on page 26.

Kennedy Capital

Donald Cobin, CFA, a Vice President and Director, is the Portfolio Manager for the fund.

Christian McDonald, CFA, is the Assistant Portfolio Manager for the fund and also serves as a Research Analyst at Kennedy Capital, primarily responsible for selecting and monitoring securities within the industrials (including aerospace, defense, and machinery) sector of Kennedy Capital's universe. Mr. McDonald joined Kennedy Capital in November 2005.

The following information replaces the fourth full paragraph found in the "Fund Management" section on page 28.

The basis for the Board of Trustees approving the sub-advisory agreement with Kennedy Capital for the fund will be included in the fund's annual report for the fiscal period ended February 28, 2013, when available.

Supplement to the
Strategic Advisers® Value Fund
July 30, 2012
Prospectus

At a meeting held on December 6, 2012, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information is added after the first paragraph under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Howard Gleicher, CFA, has managed Aristotle's portion of the fund's assets since December 2012.

The following information supplements existing information found in the "Fund Management" section on page 18.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025, has been retained to serve as sub-adviser for the fund. As of September 30, 2012, Aristotle had approximately $2.1 billion in assets under management. Aristotle provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 18.

Aristotle

Howard Gleicher, CFA, serves as the portfolio manager for Aristotle's portion of the fund's assets. Mr. Gleicher is Chief Executive Officer and Chief Investment Officer of Aristotle. Mr. Gleicher joined Aristotle in 2010. Prior to Aristotle, Mr. Gleicher was co-founder, Chief Executive Officer and Chief Investment Officer at Metropolitan West Capital Management, LLC (1997-2010). Mr. Gleicher's prior investment-related experience also includes serving as a Principal, Portfolio Manager and Investment Policy Committee member at Palley-Needelman Asset Management, Inc. (1998-1997), and as an Equity Portfolio Manager at Pacific Investment Management Company (PIMCO).

SUF-12-03  December 18, 2012
1.936472.102

The following information is added at the end of the second to last paragraph on page 20 in the "Fund Management" section.

The basis for the Board of Trustees approving the sub-advisory agreement with Aristotle for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2013, when available.

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2012
Prospectus

Strategic Advisers Value Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

At a meeting held on December 6, 2012, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 6.

Strategic Advisers is the fund's manager. Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information is added after the first paragraph under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Howard Gleicher, CFA, has managed Aristotle's portion of the fund's assets since December 2012.

The following information supplements existing information found in the "Fund Management" section on page 25.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025, has been retained to serve as sub-adviser for the fund. As of September 30, 2012, Aristotle had approximately $2.1 billion in assets under management. Aristotle provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

Aristotle

Howard Gleicher, CFA, serves as the portfolio manager for Aristotle's portion of the fund's assets. Mr. Gleicher is Chief Executive Officer and Chief Investment Officer of Aristotle. Mr. Gleicher joined Aristotle in 2010. Prior to Aristotle, Mr. Gleicher was co-founder, Chief Executive Officer and Chief Investment Officer at Metropolitan West Capital Management, LLC (1997-2010). Mr. Gleicher's prior investment-related experience also includes serving as a Principal, Portfolio Manager and Investment Policy Committee member at Palley-Needelman Asset Management, Inc. (1988-1997), and as an Equity Portfolio Manager at Pacific Investment Management Company (PIMCO).

MMV-12-03  December 18, 2012
1.936473.102

The following information is added at the end of the eighth paragraph on page 27 in the "Fund Management" section.

The basis for the Board of Trustees approving the sub-advisory agreement with Aristotle for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2013, when available.

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (FNAPX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

As Revised December 10, 2012

Strategic Advisers Small-Mid Cap Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

AMMB-12-01  December 18, 2012
1.955679.100

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 11, 2012
Prospectus

Strategic Advisers International Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

The fund commenced operations in May 2012. As a result, references to portfolio manager tenure are updated from "April 2012" to "May 2012."

STG-12-01  December 18, 2012
1.954793.100

Supplement to the

Strategic Advisers® International Multi-Manager Fund (FMJDX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 11, 2012

As Revised May 9, 2012

Strategic Advisers International Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

STGB-12-01  December 18, 2012
1.954794.100